SUBSEQUENT EVENTS (Details Narrative) - USD ($)	3 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2022	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Subsequent Event [Line Items]
Repayments of Related Party Debt		$ 154,510	$ 1,622,380	$ 684,784	$ 920,457
Subsequent Event [Member]
Subsequent Event [Line Items]
Due to Related Parties	$ 382,646
Repayments of Related Party Debt	167,003
Due from Related Parties	$ 148,430